Income tax - Disclosure of reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory tax rates	$ (2,599)	$ (7,989)	$ (3,972)
Effect of differences between statutory tax rates and foreign effective tax rates	1,999	2,804	(1,172)
Non-taxable other income	(235)	(274)	(275)
Non-deductible expenses	1,338	6,784	4,861
Valuation allowance	(462)	(1,188)	735
Outside basis difference	(62)	518	486
Others	68		(115)
Income tax expense	$ 47	$ 655	$ 548